FEDERATED TARGET ETF FUNDS

FEDERATED TARGET ETF FUND 2015
FEDERATED TARGET ETF FUND 2025
FEDERATED TARGET ETF FUND 2035

CLASS A SHARES
CLASS K SHARES
INSTITUTIONAL SHARES

Each a Portfolio of Federated Managed Allocation Portfolios

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 2007


      The Federated Target EFT Funds declare and pay any dividends annually. Therefore, the first paragraph of the "Dividends and Capital Gains" section under "Account and Share Information" should read as follows:

"The Funds declare and pay any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend."




                                                              September 27, 2007



Cusip 314212788
Cusip 314212853
Cusip 314212820
Cusip 314212846
Cusip 314212812
Cusip 314212770
Cusip 314212838
Cusip 314212796
Cusip 314212762


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